Related Party Transactions	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party	Relationship to the Company
Mr. Danny Tze Ching Wong	Director, Chairman of the Board of Director and Controlling Shareholder
Mr. Edwin Chun Yin Wong	Director and Chief Executive Office, the son of Mr. Danny Tze Ching Wong
Ms. Lui Wai Fun	The spouse of Mr. Danny Tze Ching Wong
Guangdong Rongmian Accessories Technology Co., Ltd.	A company owned as to 40% by Mr. Wong Chun Yin Edwin
Jiaxing Newsole Reflective Material Co., Ltd.	A company owned as to 90% by New Sole (Shanghai) Technology Ltd, which is owned as to 33% by Mr. Danny Tze Ching Wong
New Sole (Shanghai) Technology Ltd	A company owned as to 33% by Mr. Danny Tze Ching Wong
Charm Vision Holdings Limited	A company 99.9% owned by Mr. Danny Tze Ching Wong
J-Long Group Ltd	A company owned as to 10% by Mr. Danny Tze Ching Wong and 90% by Mr. Edwin Chun Yin Wong
Mega Image Production Limited	A company owned as to 90.91% by Charm Vision Holdings Limited and 9.09% by Mr. Danny Tze Ching Wong
Xsafe Limited	A company wholly owned by Mr. Danny Tze Ching Wong
Everlink Enterprises Limited	A company wholly owned by Mr. Danny Tze Ching Wong
J-Long Vietnam Company Limited	A company wholly owned by Mr. Danny Tze Ching Wong
J-Long Trims Pte. Ltd.

The Company is controlled by controlling shareholder of Guangdong Rongmian Accessories Technology Co., Ltd, and Wong Tze Ching is the director of the Company, and hold 49.00% stake in J-Long Trims Vietnam Co., Ltd.

a.	Accounts receivable, net — related parties

Related parties consisted of the following:

	As of March 31,
	2024	2025
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	33,924	—
Subtotal	33,924	—
Less: allowance for credit loss	—	—
Total account receivable, net -related parties	33,924	—

b.	Due from related parties

Related parties consisted of the following:

	As of March 31,
	2024	2025
	USD	USD
Name
J-Long Vietnam Company Limited	—	2,995
J-Long Group Ltd	—	1,639
Everlink Enterprises Limited	488,260	—
New Sole (Shanghai) Technology Ltd	87,081	—
Total due from related parties	575,341	4,634

The advance due from related parties were unsecured, interest free and without fixed terms of repayment.

c.	Accounts payable — related parties

Related parties consisted of the following:

	As of March 31,
	2024	2025
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	807,681	1,749,986
New Sole (Shanghai) Technology Ltd	105,767	429,630
Jiaxing Newsole Reflective Material Co., Ltd.	235,981	123,346
Total account payable – related parties	1,149,429	2,302,962

d.	Loans from related parties

Related parties consisted of the following:

	As of March 31,
	2024	2025
	USD	USD
Name
J-Long Trims Pte. Ltd.	—	200,000

The loan term is 12 months commencing from March 2025. The term may be extended through written agreement between both parties. Interest is charged at an annual rate of 4% and will be paid on the repayment date.

e.	Prepaid expenses and other current assets, net

			As of March 31,
Name	Nature	Classification	2024	2025
			US$	US$
Guangdong Rongmian	Commission receivable	Prepayment, deposit and other receivable	—	46,854

f.	Due to related parties

Related parties consisted of the following:

	As of March 31,
	2024	2025
	USD	USD
Name
Mr. Danny Tze Ching Wong	347,761	—
J-Long Group Ltd	216,950	—
Total due to related parties	564,711	—

The advance due to related parties were unsecured, interest free and without fixed terms of repayment.

g.	Commission income from a related party

	For the Years Ended March 31,
	2024	2025
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	—	111,326
h.	Sales to a related party

	For the Years Ended March 31,
	2024	2025
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	156,816	—

i.	Purchase from related parties

	For the Years Ended March 31,
	2024	2025
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	5,853,973	7,773,382
New Sole (Shanghai) Technology Ltd	308,093	2,198,891
Jiaxing Newsole Reflective Material Co., Ltd.	1,250,837	990,417
J-Long Vietnam Company Limited	—	66,110
Total	7,412,903	11,028,800

j.	Administrative service provided by related party

	For the Years Ended March 31,
	2024	2025
	USD	USD
Name
J-Long Vietnam Company Limited	—	128,539

k.	Other related party transactions

Mr. Danny Tze Ching Wong provide guarantee in connection with certain loans the Company borrowed (see Note 9).

l.	Operating lease with related party

During April 2022, the Company entered into four lease agreements with Charm Vision Holdings Limited, which is 99.9% owned by Mr. Danny Tze Ching Wong, for J-Long’s office and warehouse. The lease term is two years. We paid aggregate rent related to J-Long’s office and warehouse was USD 216,831 and USD 216,831 for the year ended March 31, 2023 and 2024, respectively. Those lease agreements have been renewed during May 2024, the lease term is two years, and the monthly rent is USD 1,564, USD 2,812, USD 5,460 and USD 2,812 respectively. As of March 31, 2024 and 2025, the Company recognized operating lease liabilities, including both current and noncurrent portions, in the amount of USD nil and USD 159,090 respectively, and the corresponding operating lease right-of-use assets of USD nil and USD 155,058 respectively, for J-Long’s office and warehouse lease.

During January 2023, the Company entered into a lease agreement with Charm Vision Holdings Limited, which is 99.9% owned by Mr. Danny Tze Ching Wong, for the carpark. The lease term is two years. We paid aggregate rent related to carpark was USD 3,077 and USD 12,308 for the year ended March 31, 2023 and 2024, respectively. The leases agreement has been renewed during May 2024, the lease term is two years, and the monthly rent is USD 718. As of March 31, 2024 and 2025, the Company recognized operating lease liabilities, including both current and noncurrent portions, in the amount of USD 9,062 and USD 9,031 respectively, and the corresponding operating lease right-of-use assets of USD 8,815 and USD 8,801 respectively, for carpark lease.

During October 2023, the Company entered into three lease agreements with Everlink Enterprises Limited, which is wholly owned by Mr. Danny Tze Ching Wong, for J-Long’s office and warehouse lease. The lease term is two years. We paid aggregate rent related to J-Long’s office and warehouse was USD 62,972 and USD 143,192 for the year ended March 31, 2023 and 2024, respectively. Those lease agreements have been renewed during May 2024, the lease term is two years, and the monthly rent is USD 5,460, USD 1,399 and USD 1,494 respectively. As of March 31, 2024 and 2025, the Company recognized operating lease liabilities, including both current and noncurrent portions, in the amount of USD 79,077 and USD 105,063 respectively, and the corresponding operating lease right-of-use assets of USD 76,406 and USD 102,399 respectively, for J-Long’s office and warehouse lease.

m.	Rental income from related party

Mr. Danny Tze Ching Wong was living in one of the properties which was owned by the Company. For the year ended March 31, 2025, the Company’s rental income from related party was approximately USD 64,103.